PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT, SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	March 31, 2023	March 31, 2024
	RMB	RMB

Cost
Leasehold improvement	178,023	212,123
Electronic equipment	51,748	49,036
Software	26,953	26,953
Furniture	2,151	15,643
Machine	-	11,081
Vehicles and motors	4,057	6,621
Construction in progress	43,489	778
Total property, equipment and software	306,421	322,235

Less: accumulated depreciation and amortization
Leasehold improvement	(174,014)	(175,667)
Electronic equipment	(49,008)	(45,327)
Software	(16,630)	(22,974)
Furniture	(1,136)	(1,083)
Machine	-	(477)
Vehicles and motors	(1,908)	(2,464)
Total accumulated depreciation and amortization	(242,696)	(247,992)

Net book value	63,725	74,243